Long-Term Debt - Additional Information (Detail)				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 13, 2013 USD ($)	May 31, 2013 USD ($)	Nov. 16, 2012 USD ($) offering	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Oct. 31, 2015 USD ($)	Mar. 06, 2015 USD ($)
Debt Instrument [Line Items]
Losses on extinguishment of debt					$ 12,751,000	$ 9,933,000
Original issue discount and deferred finance costs					3,259,000
Debt issuance cost					37,305,000				$ 39,363,000
Outstanding borrowings					$ 2,611,225,000				2,486,700,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount			$ 200,000,000										$ 289,400,000
Debt maturity term			5 years
Aggregate principal amount of the credit agreement, description					The aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million
Step down					0.25%
Commitment fee					0.125%
Outstanding borrowings					$ 100,000,000				0
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable interest rate percentage					0.50%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable interest rate percentage					1.00%
Variable interest rate description					One month, plus 1.00%
6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate					6.375%
Debt instrument maturity date					Dec. 01, 2019
8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument interest rate					8.75%
Debt instrument maturity date					Dec. 01, 2020
Series A Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 247,500,000
Series A Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable interest rate percentage					3.00%
Series A Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable interest rate percentage					2.00%
Series B Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 21,200,000
Credit facility, due date					Mar. 31, 2019
Series B Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable interest rate percentage					4.00%
Series B Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable interest rate percentage					3.00%
Series C Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 20,800,000
Series C Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable interest rate percentage					3.00%
Series C Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable interest rate percentage					2.00%
Senior Notes
Debt Instrument [Line Items]
Face amount			$ 1,300,000,000.0
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Face amount			$ 925,000,000.0
Debt instrument interest rate			6.375%		6.375%
Repurchase amount								$ 300,000,000
Original issue discount and deferred finance costs					$ 3,259,000
Debt issuance cost					5,648,000				11,693,000
Outstanding borrowings					$ 413,817,000				707,772,000
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Face amount	$ 250,000,000.0	$ 200,000,000.0	$ 380,000,000.0				$ 100,000,000.0
Debt instrument interest rate			8.75%		8.75%
Number of offerings | offering			2
Debt instrument, redemption price, percentage	101.50%	101.75%					102.00%
Original issue discount and deferred finance costs					$ 0
Debt issuance cost					13,130,000				15,053,000
Outstanding borrowings					$ 921,999,000				920,795,000
Senior Notes | 2019 Senior Notes and 2022 Private Placement Notes
Debt Instrument [Line Items]
Repurchase amount											$ 235,000,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Face amount												$ 300,000,000.0
Debt instrument interest rate					8.875%							8.875%
Principal amount outstanding threshold for accelerated maturity (on September 1, 2020)					$ 190,000,000.0
Original issue discount and deferred finance costs					0
Debt issuance cost					827,000				903,000
Outstanding borrowings					$ 266,409,000				266,137,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Face amount											$ 500,000,000
Debt instrument interest rate					7.875%						7.875%
Original issue discount and deferred finance costs					$ 0
Debt issuance cost					17,700,000				11,714,000
Outstanding borrowings					909,000,000				$ 591,996,000
Senior Notes | August 2022 Notes
Debt Instrument [Line Items]
Debt Instrument, Issuance Price, Percentage								108.25%		104.00%
August 2016 Issuance of 7.875% Notes Due 2022 | Senior Notes
Debt Instrument [Line Items]
Losses on extinguishment of debt				$ 10,100,000		10,100,000
August 2016 Issuance of 7.875% Notes Due 2022 | Senior Notes | 2019 Senior Notes and 2022 Private Placement Notes
Debt Instrument [Line Items]
Original issue discount and deferred finance costs				1,000,000		1,000,000
August 2016 Issuance of 7.875% Notes Due 2022 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs				9,000,000		9,000,000
Debt issuance cost				$ 15,700,000		$ 15,700,000
August 2016 Issuance of 7.875% Notes Due 2022 | Senior Notes | August 2022 Notes
Debt Instrument [Line Items]
Face amount										$ 100,000,000
February 2017 Issuance of 7.875% Notes Due 2022 | Senior Notes
Debt Instrument [Line Items]
Losses on extinguishment of debt					12,800,000
February 2017 Issuance of 7.875% Notes Due 2022 | Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Original issue discount and deferred finance costs					3,300,000
February 2017 Issuance of 7.875% Notes Due 2022 | Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs					9,500,000
Debt issuance cost					$ 15,600,000
February 2017 Issuance of 7.875% Notes Due 2022 | Senior Notes | August 2022 Notes
Debt Instrument [Line Items]
Face amount								$ 300,000,000